Investments in Associates - Movement In Investments In Associate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [line items]
Balance at beginning of year	R 111
Balance at end of year	165	R 111
Rand Refinery
Disclosure of associates [line items]
Dividend income	R 27	R 71